Offerings - Offering: 1	Dec. 19, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Amount Registered | shares	1,214,835
Proposed Maximum Offering Price per Unit | $ / shares	8.57
Maximum Aggregate Offering Price	$ 10,411,135.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,437.78
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock, par value $0.00001 per share (“Common Stock”), that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
Estimated in accordance with Rule 457(c) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $8.57 per share, which is the average of the high and low prices of Common Stock on December 18, 2025, as reported on the Nasdaq Capital Market.